Statement of Changes in Stockholders' Equity (Unaudited) - Stage It Corp [Member] - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A One [Member]	Preferred Stock Series A Two [Member]	Preferred Stock Series A Three [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Balance - December 31, 2019 at Dec. 31, 2018	$ 4	$ 25	$ 20	$ 20	$ 97	$ 3,963,327	$ (6,483,971)	$ (2,520,478)
Balance, shares at Dec. 31, 2018	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(2,456,023)	(2,456,023)
December 31, 2020 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(617,171)	(617,171)
December 31, 2020 at Sep. 30, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(9,557,166)	(5,593,672)
Balance, shares at Sep. 30, 2020	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(1,629,508)	(1,629,508)
December 31, 2020 at Dec. 31, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(10,569,502)	(6,606,009)
Balance, shares at Dec. 31, 2020	40,000	246,543	200,000	196,522	972,614
December 31, 2020 at Sep. 30, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(9,557,166)	(5,593,672)
Balance, shares at Sep. 30, 2020	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(10,569,502)	(6,606,009)
Balance, shares at Dec. 31, 2020	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(2,813,659)	(2,813,659)
Stock based compensation						491,265		491,265
December 31, 2020 at Sep. 30, 2021	$ 4	$ 25	$ 20	$ 20	$ 97	4,454,592	(13,383,162)	(8,928,404)
Balance, shares at Sep. 30, 2021	40,000	246,543	200,000	196,522	972,614
December 31, 2020 at Sep. 30, 2021	$ 4	$ 25	$ 20	$ 20	$ 97	$ 4,454,592	$ (13,383,162)	$ (8,928,404)
Balance, shares at Sep. 30, 2021	40,000	246,543	200,000	196,522	972,614